Derivative and Hedging Instruments - Summary of Fair Value and Fair Value Hierarchy of Derivative Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	$ 8,546	$ 8,588	$ 17,503
Total derivative liabilities	11,730	14,289	$ 10,038
Total derivative liabilities	11,687
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	5,813	5,919
Total derivative liabilities	9,176	12,025
Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,148	2,299
Total derivative liabilities	2,396	2,039
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	582	366
Total derivative liabilities	115	225
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	3	4
Level 2 [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	7,985	8,429
Total derivative liabilities	8,960	10,942
Level 2 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	5,262	5,766
Total derivative liabilities	6,451	8,689
Level 2 [Member] | Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,148	2,298
Total derivative liabilities	2,395	2,037
Level 2 [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	572	361
Total derivative liabilities	114	216
Level 2 [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	3	4
Level 3 [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	561	159
Total derivative liabilities	2,727	3,347
Level 3 [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	551	153
Total derivative liabilities	2,725	3,336
Level 3 [Member] | Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets		1
Total derivative liabilities	1	2
Level 3 [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	10	5
Total derivative liabilities	$ 1	$ 9